Financial Instruments - Schedule of Changes in Level 3, Available for Sale Financial Assets without Quoted Market Prices (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total assets at the beginning of the year		$ 398,551,180
Total assets at the end of the year		$ 386,356,996	$ 398,551,180
Financial assets available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Total assets at the beginning of the year			$ 177,815	$ 193,582
Net gains (losses) included in profit or loss	[1]			(30,000)
Purchases				14,233
Total assets at the end of the year				$ 177,815

[1]	Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2017 was $30,000 thousand.